Document and Entity Information (USD $)	3 Months Ended
	Aug. 31, 2013	Jan. 15, 2014
Document and Entity Information:
Entity Registrant Name	Xun Energy, Inc.
Document Type	S-1
Document Period End Date	Aug. 31, 2013
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Dec. 20, 2007
Entity Information, Date to Change Former Legal or Registered Name	Jul. 20, 2010
Amendment Flag	true
Amendment Description	Amendment #2
Entity Central Index Key	0001435936
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		1,445,370,556
Entity Public Float		$ 251,302
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY